Organization and Basis of Presentation (Details 4)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Previously Reported [Member]
Warrants outstanding, beginning | shares	7,854,620
Weighted average exercise price outstanding, beginning | $ / shares	$ 9.70
Warrants granted | shares	674,146
Weighted average exercise price, granted | $ / shares	$ 1.78
Warrants cancelled | shares
Weighted average exercise price, cancelled | $ / shares
Warrants outstanding, ending | shares	8,528,766
Weighted average exercise price outstanding, ending | $ / shares	$ 9.08
Impact of Reverse Stock Split [Member]
Warrants outstanding, beginning | shares	(7,592,799)
Weighted average exercise price outstanding, beginning | $ / shares	$ 281.35
Warrants granted | shares	(651,675)
Weighted average exercise price, granted | $ / shares	$ 51.62
Warrants cancelled | shares
Weighted average exercise price, cancelled | $ / shares
Warrants outstanding, ending | shares	(8,244,474)
Weighted average exercise price outstanding, ending | $ / shares	$ 263.18
As Revised [Member]
Warrants outstanding, beginning | shares	261,821
Weighted average exercise price outstanding, beginning | $ / shares	$ 291.05
Warrants granted | shares	22,471
Weighted average exercise price, granted | $ / shares	$ 53.40
Warrants cancelled | shares
Weighted average exercise price, cancelled | $ / shares
Warrants outstanding, ending | shares	284,292
Weighted average exercise price outstanding, ending | $ / shares	$ 272.26